Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of different tax jurisdiction		(45.80%)	(2.30%)	2.80%
Effect of PRC preferential tax rate			(5.40%)	(11.40%)
Research and development (“R&D”) tax credit			(13.00%)	(18.90%)
Non-deductible items	[1]	4.20%	5.60%	6.10%
Effective tax rate		(16.60%)	9.90%	3.60%

[1]	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.